LAW OFFICE OF C. RICHARD ROPKA, L.L.C.

C. Richard Ropka, LLM (Tax) †

215 Fries Mill Road

Turnersville, New Jersey 08012

†  Admitted to practice in US Supreme Court,

(856) 374-1744

     US District Court & US Tax Court

(1-866) 272-8505 (Fax)

March 11, 2019

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street N.E.

Washington DC 20549

Re:

Monteagle Funds (the “Trust”)

Securities Act Registration No. 333-41461

Investment Company Act Registration No. 811-08529

Dear Sir or Madam:

Enclosed herewith for filing is a Form N-14 Registration Statement (combined proxy statement/prospectus) relating to the proposed reorganization of The Henssler Equity Fund, a series of The Henssler Funds, Inc. with and into the Monteagle Opportunity Equity Fund, also a series of the Trust. The Registration Statement is scheduled to become effective automatically on April 11, 2019 pursuant to Rule 488 under the Securities Act of 1933, or at such earlier time as permitted by the Commission pursuant to Rule 461, and it is anticipated it will be mailed to shareholders shortly thereafter. The closing of the reorganization is expected to be on or about May 1, 2019. Note that a 485(a) filing to effect changes to the Monteagle Opportunity Equity Fund has been made that relates to this filing of this N-14.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (856) 374-1744.

Sincerely,

/s/ C. Richard Ropka

C. Richard Ropka, Esq.